Related Party Transactions - Schedule of Compensation to Key Management Personnel for Services (Details) - USD ($)	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Officers [Member]
Officers:
Consulting fees	$ 133,465	$ 84,557	$ 304,593	$ 168,557
Share based compensation		43,973		117,902
Key management personnel compensation	133,465	128,530	304,593	286,459
Directors [Member]
Officers:
Directors’ fees	148,462	58,127	330,492	116,333
Share based compensation		69,226		186,821
Key management personnel compensation	$ 148,462	$ 127,353	$ 330,492	$ 303,154